Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 14. Subsequent Events
There are no significant events which have occurred subsequent to September 30, 2024, other than the subsequent events discussed elsewhere in the notes to the financial statements.

Note 14. Subsequent Events
In addition to the subsequent events discussed elsewhere in the notes to the financial statements, the following events occurred subsequent to December 31, 2023:
Issuance of Equity Award
Subsequent to December 31, 2023, the compensation committee of our board of directors approved the 2024 executive compensation terms for our executives, which included (1) performance-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units, and (2) time-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units.
In March 2024, an aggregate of 270,096 LTIP Units were issued to our executive officers in connection with performance-based equity grants. With respect to performance-based equity grants, the number of LTIP Units granted as of the grant date was equal 200% of the targeted award. These are non-vested
grants which shall vest based on ranges from a threshold of 0% to a maximum of 200% of the targeted equity award set for each executive by the compensation committee, with such percentage being determined based upon our ranking as compared to a peer group of publicly traded self storage REITs in terms of the average same-store revenue growth, analyzed over a three-year period.
Similarly, in March 2024, an aggregate of 274,183 LTIP Units were issued to our executive officers in connection with time-based equity grants. These are non-vested
grants which shall vest ratably over four years, with the first tranche vesting on December 31, 2024, subject to the recipient’s continued employment through the applicable vesting date.
2024 Credit Facility
On February 22, 2024, we through our Operating Partnership (the “Borrower”), entered into an amended and restated revolving credit facility with KeyBank, National Association, as administrative agent and collateral agent, certain others listed as joint book runners, joint lead arrangers, syndication agents and documentation agents, and certain other lenders party thereto. The 2024 Credit Facility replaces the credit facility the Company entered into on March 17, 2021, and has a maturity date of February 22, 2027.
The aggregate amount of the 2024 Credit Facility is $650 million. The Borrower has the right to increase the amount available under the 2024 Credit Facility by an additional $850 million, for a total potential maximum aggregate amount of $1.5 billion, subject to certain conditions. The 2024 Credit Facility also includes sublimits of (a) up to $25 million for letters of credit and (b) up to $25 million for swingline loans; each of these sublimits are part of, and not in addition to, the amounts available under the 2024 Credit Facility. Borrowings under the 2024 Credit Facility may be in either U.S. dollars or Canadian dollars. Upon the closing of the 2024 Credit Facility, we immediately drew down an aggregate amount of $
576

million, which was used primarily to pay off the amounts outstanding under the Credit Facility.
The maturity date of the 2024 Credit Facility is February 22, 2027, subject to a one-year extension option, subject to the payment of an extension fee of 0.20% on the aggregate amount of the then-outstanding revolving commitments for such extension, and it may be prepaid or terminated at any time without penalty; provided, however, that the lenders shall be indemnified for certain breakage costs.
Amounts borrowed under the 2024 Credit Facility bear interest based on the type of borrowing (either Base Rate Loans, Daily Simple SOFR Loans, Term SOFR Loans or CORRA Loans, each as defined in the 2024 Credit

Facility). Base Rate Loans bear interest at the lesser of (x) the Base Rate (as defined in the 2024 Credit Facility) plus the applicable rate, or (y) the maximum rate. Daily Simple SOFR Loans bear interest at the lesser of (a) Adjusted Daily Simple SOFR (as defined in the 2024 Credit Facility) plus the applicable rate, or (b) the maximum rate. Term SOFR Loans bear interest at the lesser of (a) Term SOFR (as defined in the 2024 Credit Facility) for the interest period in effect plus the applicable rate, or (b) the maximum rate. CORRA Loans bear interest at the lesser of (a) Adjusted Daily Simple CORRA (as defined in the 2024 Credit Facility) plus the applicable rate, or (b) the maximum rate. The corresponding applicable rate varies between (i) prior to a Security Interest Termination Event (defined below), 165 basis points to 230 basis points for Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans and between 65 basis points and 130 basis points for Base Rate Loans, in each case of this clause (i), depending on the consolidated leverage ratio of the Company and (ii) following a Security Interest Termination Event, 140 basis points to 225 basis points for Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans and between 40 basis points and 125 basis points for Base Rate Loans, in each case of this clause (ii), depending on the consolidated capitalization rate leverage ratio of the Company. Initial advances under the 2024 Credit Facility are Daily Simple SOFR Loans that bear interest at 175 basis points over Adjusted Daily Simple SOFR. The 2024 Credit Facility is also subject to an annual unused fee based upon the average amount of the unused portion of the 2024 Credit Facility, which varies from 15 bps to 25 bps, depending on the size of the unused amount, as well as whether a Security Interest Termination Event has occurred.
The 2024 Credit Facility is fully recourse, jointly and severally, to us, the Borrower, and certain of our subsidiaries (the “Subsidiary Guarantors”). In connection with the 2024 Credit Facility, we, the Borrower and the Subsidiary Guarantors executed guarantees in favor of the lenders. It is an event of default under the 2024 Credit Facility if (a) there is a payment default by us, the Borrower or any Subsidiary Guarantor under any recourse debt for borrowed money, (b) there is a payment default by us or any of its subsidiaries under any non-recourse debt of at least $75 million or (c) prior to a Security Interest Termination Event, an event of default occurs under the 2032 Private Placement Notes.
The 2024 Credit Facility is initially secured by a pledge of equity interests in the Subsidiary Guarantors. However, upon the achievement of certain security interest termination conditions, the pledges shall be released and the 2024 Credit Facility shall become unsecured (the “Security Interest Termination Event”). The Security Interest Termination Event occurs at the Borrower’s election, once the Borrower satisfies all of the following security interest termination conditions: (i) a fixed charge coverage ratio of no less than 1.50:1.00; (ii) an unsecured interest coverage ratio of not less than 2.00:1.00; (iii) a consolidated capitalization rate leverage ratio of not greater than 60%; and (iv) a secured debt ratio of no greater than 40%. Following the occurrence of the Security Interest Termination Event, certain terms and conditions of the 2024 Credit Facility are modified, including, but not limited to: (i) in certain circumstances, a reduction in the applicable rate under the 2024 Credit Facility, (ii) the modification or addition of certain financial covenants, (iii) the addition of a floor of at least $25 million for any cross-defaulted recourse debt of us, Borrower or any Subsidiary Guarantor, and (iv) in certain circumstances, a reduction in the annual unused fee for the 2024 Credit Facility. The outstanding 2032 Private Placement Notes previously issued by us remain pari passu with the 2024 Credit Facility.
The 2024 Credit Facility contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. In particular, the financial covenants imposed on us include: a maximum leverage ratio, a minimum fixed charge coverage ratio, a minimum tangible net worth, certain limits on both secured debt and secured recourse debt, certain payout ratios of dividends paid to adjusted funds from operations, limits on unhedged variable rate debt, and minimum liquidity. If an event of default occurs and continues, the Borrower is subject to certain actions by the administrative agent, including, without limitation, the acceleration of repayment of all amounts outstanding under the 2024 Credit Facility.

2027 NBC Loan
On March 7, 2024, we, through five of our wholly-owned Canadian subsidiaries (the “2027 NBC Loan Borrowers”), entered into the 2027 NBC Loan with National Bank of Canada (“NBC”) as administrative agent, National Bank Financial as lead arranger and sole bookrunner, and certain other lenders party thereto. The 2027 NBC Loan has aggregate borrowings of $75 million CAD and is secured by the five properties owned by the 2027 NBC Loan Borrowers (the “Secured NBC Properties”). Previously, four of the Secured NBC Properties were included in the borrowing base of the 2024 Credit Facility, and the other property was previously unencumbered. The net proceeds from the 2027 NBC Loan were used to pay down the 2024 Credit Facility by approximately $55.1 million USD, and accordingly, the respective four properties were released as collateral from the 2024 Credit Facility.
The 2027 NBC Loan has a maturity date of March 7, 2027, which may be extended for additional one-year periods in the sole discretion of the lenders. The 2027 NBC Loan carries a variable interest rate based on either the Canadian Overnight Repo Rate Average (“CORRA”) or the Canadian Prime Rate. Subsequent to the closing of the loan, we entered into an interest rate swap agreement based on CORRA with NBC whereby, inclusive of the swap we fixed the interest rate on the NBC loan at 6.42% for the initial three-year term of the loan. The 2027 NBC Loan requires monthly amortizing principal and interest payments, which are based on a 25-year amortization schedule. The 2027 NBC Loan may be prepaid, in whole or in part, at any time upon prior written notice to the lenders, subject to interest rate swap breakage costs. SmartStop and the 2027 NBC Loan Borrowers provided an indemnity in favor of NBC and the lenders for certain environmental matters. SmartStop serves as a non-recourse guarantor, and each borrower provided a limited recourse guaranty up to the amount of the collateral pledged by it, under the 2027 NBC Loan.